Commitment and Contingencies (Tables)	3 Months Ended
Mar. 31, 2026
Commitments and Contingencies Disclosure [Abstract]
Long-Term Purchase Commitment	The following is a summary for the components of deposit assets current and long-term, deposit liabilities and the Company’s remaining commitments as of March 31, 2026:

	Total Commitment	Deposit Assets		Deposit Liability	Remaining Commitments
Description		Current	Long-Term
Pool Construction	$6,576,000	$3,262,780	$3,008,000	$845,162	$305,220
Entertainment services	1,100,000	550,000	—	—	550,000
Event space and accommodations	1,274,000	1,174,000	—	—	100,000
Portable Track	1,942,000	—	971,000	—	971,000
Staging and lighting	2,286,252	1,236,378	—	449,946	1,049,874
Other	615,456	614,685	386	60,982	385

Total commitments	$13,793,708	$6,837,843	$3,979,386	$1,356,090	$2,976,479